BUSINESS SEGMENTS (Notes)	12 Months Ended
Dec. 31, 2015
Business Segments [Abstract]
Business Segments
BUSINESS SEGMENT INFORMATION
Product Revenue. FCX revenues attributable to the products it produced for the years ended December 31 follow:

	2015	2014	2013
Refined copper products	$6,699	$8,187	$7,751
Copper in concentrate[a]	2,869	3,366	5,328
Gold	1,538	1,584	1,656
Molybdenum	783	1,207	1,110
Oil	1,694	4,233	2,310
Other	1,024	1,424	1,176
Total	$14,607	$20,001	$19,331

a.	Amounts are net of treatment and refining charges totaling $485 million in 2015, $374 million in 2014 and $400 million in 2013.

Geographic Area. Information concerning financial data by geographic area follows:

	December 31,
	2015		2014		2013
Long-lived assets:[a]
U.S.	$16,569	[b]	$29,468		$32,969
Indonesia	7,701		6,961		5,799
Peru	8,432		6,848		5,181
Chile	1,387		1,542	[c]	2,699
Other[d]	4,706		4,593		4,556
Total	$38,795		$49,412		$51,204

a.	Long-lived assets exclude deferred tax assets, intangible assets and goodwill.

b.	Decreased from 2014 primarily because of impairment charges related to oil and gas properties (refer to Note 1 for further discussion).

c.	Decreased from 2013 primarily because of the sale of the Candelaria and Ojos del Salado mines.

d.
Includes long-lived assets held for sale totaling $4.1 billion at December 31, 2015, $4.0 billion at December 31, 2014, and $3.9 billion at December 31, 2013, associated with discontinued operations. Refer to Note 2 for further discussion.

	Years Ended December 31,
	2015	2014	2013
Revenues:[a]
U.S.	$6,842	$10,307	$8,825
Japan	1,246	1,573	2,125
Indonesia	1,054	1,792	1,651
Spain	960	1,020	1,056
China	688	790	983
Switzerland	618	658	816
India	532	286	429
Chile	397	687	754
Turkey	200	327	231
Korea	177	203	198
Singapore	130	225	119
Other	1,763	2,133	2,144
Total	$14,607	$20,001	$19,331

a.	Revenues are attributed to countries based on the location of the customer.

Major Customers and Affiliated Companies. Oil and gas sales to Phillips 66 Company totaled $1.1 billion (7 percent of FCX's consolidated revenues) in 2015 and $2.5 billion (12 percent of FCX's consolidated revenues) in 2014. No other customer accounted for 10 percent or more of FCX's consolidated revenues during the three years ended December 31, 2015.

Consolidated revenues include sales to the noncontrolling interest owners of FCX's South America mining operations totaling $1.0 billion in 2015, $1.6 billion in 2014 and $2.0 billion in 2013, and PT-FI's sales to PT Smelting totaling $1.1 billion in 2015, $1.8 billion in 2014 and $1.7 billion in 2013.

Labor Matters. As of December 31, 2015, 48 percent of FCX's labor force was covered by collective bargaining agreements, and 4 percent of FCX's labor force is covered by agreements that expired and are currently being negotiated or will expire within one year.

Business Segments. FCX has organized its continuing mining operations into four primary divisions – North America copper mines, South America mining, Indonesia mining and Molybdenum mines, and operating segments that meet certain thresholds are reportable segments. For oil and gas operations, FCX determines its operating segments on a country-by-country basis. Separately disclosed in the following tables are FCX's reportable segments, which include the Morenci, Cerro Verde and Grasberg copper mines, the Rod & Refining operations, the Atlantic Copper Smelting & Refining operation and U.S. Oil & Gas operations. FCX's U.S. Oil & Gas operations reflect the results of FM O&G beginning June 1, 2013.

FCX's reportable segments previously included Africa mining, which consisted of the Tenke mine located in the DRC. As discussed in Note 2, FCX has entered into a definitive agreement to sell its interest in TFHL, and as a result, Tenke has been removed from continuing operations and reported as discontinued operations for all periods presented.

Intersegment sales between FCX’s mining operations are based on similar arm's-length transactions with third parties at the time of the sale. Intersegment sales may not be reflective of the actual prices ultimately realized because of a variety of factors, including additional processing, timing of sales to unaffiliated customers and transportation premiums. In addition, intersegment sales from Tenke to FCX's other consolidated subsidiaries have been eliminated in discontinued operations (refer to Note 2).

FCX defers recognizing profits on sales from its mines to other divisions, including Atlantic Copper (FCX's wholly owned smelter and refinery in Spain) and on 25 percent of PT-FI's sales to PT Smelting (PT-FI's 25 percent-owned smelter and refinery in Indonesia), until final sales to third parties occur. Quarterly variations in ore grades, the timing of intercompany shipments and changes in product prices result in variability in FCX's net deferred profits and quarterly earnings.

FCX allocates certain operating costs, expenses and capital expenditures to its operating divisions and individual segments. However, not all costs and expenses applicable to an operation are allocated. U.S. federal and state income taxes are recorded and managed at the corporate level (included in Corporate, Other & Eliminations), whereas foreign income taxes are recorded and managed at the applicable country level. In addition, most mining exploration and research activities are managed on a consolidated basis, and those costs along with some selling, general and administrative costs are not allocated to the operating divisions or individual segments. Accordingly, the following segment information reflects management determinations that may not be indicative of what the actual financial performance of each operating division or segment would be if it was an independent entity.

North America Copper Mines. FCX has seven operating copper mines in North America – Morenci, Bagdad, Safford, Sierrita and Miami in Arizona, and Tyrone and Chino in New Mexico. The North America copper mines include open-pit mining, sulfide ore concentrating, leaching and SX/EW operations. A majority of the copper produced at the North America copper mines is cast into copper rod by FCX’s Rod & Refining operations. In addition to copper, certain of FCX's North America copper mines also produce molybdenum concentrate and silver.

The Morenci open-pit mine, located in southeastern Arizona, produces copper cathode and copper concentrate. In addition to copper, the Morenci mine also produces molybdenum concentrate. The Morenci mine produced 46 percent of FCX’s North America copper during 2015.

South America Mining. South America mining includes two operating copper mines – Cerro Verde in Peru and El Abra in Chile. These operations include open-pit mining, sulfide ore concentrating, leaching and SX/EW operations.

On November 3, 2014, FCX completed the sale of its 80 percent ownership interests in the Candelaria mine and the Ojos del Salado mine, both reported as components of other South America mines. South America mining includes the results of the Candelaria and Ojos del Salado mines through the sale date. Refer to Note 2 for further discussion.

The Cerro Verde open-pit copper mine, located near Arequipa, Peru, produces copper cathode and copper concentrate. In addition to copper, the Cerro Verde mine also produces molybdenum concentrate and silver. The Cerro Verde mine produced 63 percent of FCX’s South America copper during 2015.

Indonesia Mining. Indonesia mining includes PT-FI’s Grasberg minerals district that produces copper concentrate, which contains significant quantities of gold and silver.

Molybdenum Mines.  Molybdenum mines include the wholly owned Henderson underground mine and Climax open-pit mine in Colorado. The Henderson and Climax mines produce high-purity, chemical-grade molybdenum concentrate, which is typically further processed into value-added molybdenum chemical products.

Rod & Refining. The Rod & Refining segment consists of copper conversion facilities located in North America, and includes a refinery, three rod mills and a specialty copper products facility, which are combined in accordance with segment reporting aggregation guidance. These operations process copper produced at FCX’s North America copper mines and purchased copper into copper cathode, rod and custom copper shapes. At times these operations refine copper and produce copper rod and shapes for customers on a toll basis. Toll arrangements require the tolling customer to deliver appropriate copper-bearing material to FCX’s facilities for processing into a product that is returned to the customer, who pays FCX for processing its material into the specified products.

Atlantic Copper Smelting & Refining. Atlantic Copper smelts and refines copper concentrate and markets refined copper and precious metals in slimes. During 2015, Atlantic Copper purchased approximately 23 percent of its concentrate requirements from the North America copper mines, approximately 3 percent from the South America mining operations and approximately 3 percent from the Indonesia mining operations at market prices, with the remainder purchased from third parties.

Other Mining & Eliminations. Other Mining & Eliminations include the Miami smelter (a smelter at FCX's Miami, Arizona, mining operation), Freeport Cobalt (a cobalt chemical refinery in Kokkola, Finland), molybdenum conversion facilities in the U.S. and Europe, four non-operating copper mines in North America (Ajo, Bisbee and Tohono in Arizona, and Cobre in New Mexico) and other mining support entities.

U.S. Oil & Gas Operations. FCX's U.S. Oil & Gas operations include oil and natural gas assets in the Deepwater GOM, onshore and offshore California, the Haynesville shale in Louisiana, the Madden area in central Wyoming and a position in the Inboard Lower Tertiary/Cretaceous natural gas trend onshore in South Louisiana. All of the U.S. operations are considered one operating and reportable segment.
Financial Information by Business Segment

	Mining Operations
	North America Copper Mines			South America				Indonesia
											Atlantic	Other					Corporate,
									Molyb-		Copper	Mining			U.S.		Other
		Other		Cerro	Other				denum	Rod &	Smelting	& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Mines	Total	Verde	Mines[a]		Total	Grasberg	Mines	Refining	& Refining	nations		Mining	Operations[b]		nations		Total
Year Ended December 31, 2015
Revenues:
Unaffiliated customers	$558	$351	$909	$1,065	$808		$1,873	$2,617	$—	$4,125	$1,955	$1,133	[c]	$12,612	$1,994	[d]	$1		$14,607
Intersegment	1,646	2,571	4,217	68	(7)	[e]	61	36	348	29	15	(4,706)		—	—		—		—
Production and delivery[f,g]	1,523	2,276	3,799	815	623		1,438	1,808	312	4,129	1,848	(3,851)		9,483	1,211		(1)		10,693
Depreciation, depletion and amortization	217	343	560	219	133		352	293	97	9	39	72		1,422	1,804		14		3,240
Impairment of oil and gas properties	—	—	—	—	—		—	—	—	—	—	—		—	12,980		164	[h]	13,144
Copper and molybdenum inventory adjustments	—	142	142	—	73		73	—	11	—	—	112		338	—		—		338
Selling, general and administrative expenses	3	3	6	3	1		4	103	—	—	16	20		149	188		221		558
Mining exploration and research expenses	—	7	7	—	—		—	—	—	—	—	100		107	—		—		107
Environmental obligations and shutdown costs	—	3	3	—	—		—	—	—	—	—	74		77	—		1		78
Net gain on sales of assets	—	(39)	(39)	—	—		—	—	—	—	—	—		(39)	—		—		(39)
Operating income (loss)	461	187	648	96	(29)		67	449	(72)	16	67	(100)		1,075	(14,189)		(398)		(13,512)

Interest expense, net	2	2	4	16	—		16	—	—	—	10	75		105	186		326		617
Provision for (benefit from) income taxes	—	—	—	13	(9)		4	195	—	—	—	—		199	—		(2,150)		(1,951)
Total assets at December 31, 2015	3,567	4,878	8,445	9,445	1,661		11,106	9,402	1,999	219	612	6,372	[i]	38,155	8,141		281		46,577
Capital expenditures	253	102	355	1,674	48		1,722	913	13	4	23	265	[i]	3,295	2,948	[j]	110		6,353

Year Ended December 31, 2014
Revenues:
Unaffiliated customers	$364	$336	$700	$1,282	$1,740		$3,022	$2,848	$—	$4,626	$2,391	$1,704	[c]	$15,291	$4,710	[d]	$—		$20,001
Intersegment	1,752	3,164	4,916	206	304		510	223	587	29	21	(6,286)		—	—		—		—
Production and delivery	1,287	2,153	3,440	741	1,198		1,939	1,988	328	4,633	2,356	(4,807)		9,877	1,237		2		11,116
Depreciation, depletion and amortization	168	316	484	159	208		367	266	92	10	41	70		1,330	2,291		14		3,635
Impairment of oil and gas properties	—	—	—	—	—		—	—	—	—	—	—		—	3,737		—		3,737
Copper and molybdenum inventory adjustments	—	—	—	—	—		—	—	—	—	—	6		6	—		—		6
Selling, general and administrative expenses	2	3	5	3	3		6	98	—	—	17	25		151	207		222		580
Mining exploration and research expenses	—	8	8	—	—		—	—	—	—	—	98		106	—		—		106
Environmental obligations and shutdown costs	—	(5)	(5)	—	—		—	—	—	—	—	123		118	—		1		119
Goodwill impairment	—	—	—	—	—		—	—	—	—	—	—		—	1,717		—		1,717
Net gain on sales of assets	—	(14)	(14)	—	—		—	—	—	—	—	(703)	[k]	(717)	—		—		(717)
Operating income (loss)	659	1,039	1,698	585	635		1,220	719	167	12	(2)	606		4,420	(4,479)		(239)		(298)

Interest expense, net	3	1	4	1	—		1	—	—	—	13	84		102	241		263		606
Provision for (benefit from) income taxes	—	—	—	265	266		531	293	—	—	—	221	[k]	1,045	—		(820)		225
Total assets at December 31, 2014	3,780	5,611	9,391	7,490	1,993		9,483	8,626	2,095	235	898	6,392	[i]	37,120	20,834		720		58,674
Capital expenditures	826	143	969	1,691	94		1,785	948	54	4	17	204	[i]	3,981	3,205	[j]	29		7,215

a.	Includes the results of the Candelaria and Ojos del Salado mines prior to their sale in November 2014.

b.	Includes the results of Eagle Ford prior to its sale in June 2014.

c.	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

d.	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.

e.	Reflects net reductions for provisional pricing adjustments to prior period open sales.

f.
Includes impairment, restructuring and other net charges for mining operations totaling $145 million, including $99 million at North America copper mines, $13 million at South America mines, $7 million at Molybdenum mines, $3 million at Rod & Refining, $20 million at Other Mining & Eliminations and $3 million for restructuring at Corporate, Other & Eliminations.

g.
Includes charges at U.S. Oil & Gas operations totaling $188 million in 2015 primarily for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments at the California properties and $46 million in 2014 primarily for idle/terminated rig costs and inventory write-downs.

h.	Reflects impairment charges for international oil and gas properties primarily related to Morocco.

i.
Includes (i) assets held for sale totaling $4.9 billion at December 31, 2015, and $4.8 billion at December 31, 2014, and (ii) capital expenditures totaling $229 million in 2015 and $159 million in 2014 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.

j.
Excludes international oil and gas capital expenditures totaling $100 million in 2015 and $19 million in 2014, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.

k.	Includes the gain and related income tax provision associated with the sale of the Candelaria and Ojos del Salado mines.

	Mining Operations
	North America Copper Mines			South America			Indonesia
										Atlantic		Other					Corporate,
								Molyb-		Copper		Mining			U.S.		Other
		Other		Cerro	Other			denum	Rod &	Smelting		& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Mines	Total	Verde	Mines	Total	Grasberg	Mines	Refining	& Refining		nations		Mining	Operations		nations		Total
Year Ended December 31, 2013
Revenues:
Unaffiliated customers	$244	$326	$570	$1,473	$2,379	$3,852	$3,751	$—	$4,995	$2,027		$1,516	[a]	$16,711	$2,616	[b]	$4		$19,331
Intersegment	1,673	2,940	4,613	360	273	633	336	522	27	14		(6,145)		—	—		—		—
Production and delivery	1,233	2,033	3,266	781	1,288	2,069	2,309	317	4,990	2,054		(4,616)		10,389	682		7		11,078
Depreciation, depletion and amortization	133	269	402	152	194	346	247	82	9	42		48		1,176	1,364		11		2,551
Copper and molybdenum inventory adjustments	—	—	—	—	—	—	—	—	—	—		3		3	—		—		3
Selling, general and administrative expenses	2	3	5	3	4	7	110	—	—	20		29		171	120		354		645
Mining exploration and research expenses	—	5	5	—	—	—	1	—	—	—		151		157	—		11		168
Environmental obligations and shutdown costs	—	(1)	(1)	—	—	—	—	—	—	—		67		66	—		—		66
Operating income (loss)	549	957	1,506	897	1,166	2,063	1,420	123	23	(75)	[c]	(311)		4,749	450		(379)		4,820

Interest expense, net	3	1	4	2	1	3	12	—	—	16		80		115	181		205		501
Provision for income taxes	—	—	—	316	404	720	603	—	—	—		—		1,323	—		17	[d]	1,340
Total assets at December 31, 2013	3,110	5,810	8,920	6,584	3,996	10,580	7,437	2,107	239	1,039		5,852	[e]	36,174	26,252		959		63,385
Capital expenditures	737	329	1,066	960	185	1,145	1,030	164	4	67		318	[e]	3,794	1,436		56		5,286

a.	Includes revenues from FCX's molybdenum sales company, which included sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

b.	Includes net mark-to-market losses associated with crude oil and natural gas derivative contracts totaling $334 million for the period from June 1, 2013, to December 31, 2013

c.	Includes $50 million for shutdown costs associated with Atlantic Copper's scheduled 68-day maintenance turnaround, which was completed in fourth-quarter 2013.

d.	Includes $199 million of net benefits resulting from oil and gas acquisitions.

e.
Includes (i) assets held for sale totaling $4.6 billion at December 31, 2013, and (ii) capital expenditures totaling $205 million in 2013 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.